Segmented Information - Disclosure Of Operating Segments Explanatory (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue		$ 842,507		$ 281,697
Operating expenses		(422,261)		(159,198)
Depreciation and depletion		(131,632)		(38,645)
Exploration		(11,840)		(8,754)
Other income (expense)		(91,924)		(52,723)
Earnings (loss) from operations		171,387		55,124
Mesquite [member]
Disclosure of operating segments [line items]
Revenue		245,931		178,175
Operating expenses		(126,334)		(108,573)
Depreciation and depletion		(19,655)		(16,764)
Earnings (loss) from operations		99,942		52,838
Aurizona [member]
Disclosure of operating segments [line items]
Revenue		229,644		103,522
Operating expenses		(92,398)		(50,625)
Depreciation and depletion		(41,991)		(21,881)
Exploration		(5,109)		(2,028)
Earnings (loss) from operations		90,146		28,988
Los Filos [member]
Disclosure of operating segments [line items]
Revenue		105,872
Operating expenses		(80,587)
Depreciation and depletion		(13,264)
Exploration		(216)
Other income (expense)		(59,876)
Earnings (loss) from operations		(48,071)
RDM [member]
Disclosure of operating segments [line items]
Revenue		106,635
Operating expenses		(48,582)
Depreciation and depletion		(20,601)
Other income (expense)		(937)
Earnings (loss) from operations		36,515
Other operating mines [member]
Disclosure of operating segments [line items]
Revenue	[1]	154,425
Operating expenses	[1]	(74,360)
Depreciation and depletion	[1]	(36,121)
Exploration	[1]	(6,515)
Other income (expense)	[1]	(1,969)
Earnings (loss) from operations	[1]	35,460
Development projects [member]
Disclosure of operating segments [line items]
Exploration	[2]			(6,726)
Other income (expense)		(2,213)	[3]	(1,115)	[2]
Earnings (loss) from operations		(2,213)	[3]	(7,841)	[2]
Corporate and other [member]
Disclosure of operating segments [line items]
Other income (expense)		(40,392)		(18,861)	[4]
Earnings (loss) from operations		$ (40,392)		$ (18,861)	[4]

[1]	Includes Fazenda and Pilar, which were both acquired on March 10, 2020, and Castle Mountain.
[2]	Includes Castle Mountain and Santa Luz, which was acquired on March 10, 2020.
[3]	Includes Santa Luz, which was acquired on March 10, 2020. Castle Mountain was transferred out of Development projects to Other operating mines on achievement of commercial production on November 21, 2020.
[4]	Includes Gold Mountain, which was divested in May 2019, and Solaris, which was deconsolidated effective June 30, 2019.